15. EVENTS AFTER THE REPORTING PERIOD (Details) - shares	Jan. 18, 2022	Dec. 07, 2021
Details
Subsequent Event, Date	Jan. 18, 2022	Dec. 07, 2021
Subsequent Event, Description	Company granted 5,800,000 stock options to its directors, officers, employees, consultants and contractors	Company and Cloudbreak announced that they signed an option agreement with Allied Copper Corp. (“Allied”) regarding the Klondike Property
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	5,800,000